Expenses by nature - Share based payment expense (Details) - GBP (£) £ in Thousands		12 Months Ended
	Jun. 10, 2021	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions		£ 111,996
Capital Reorganization [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions		84,712
Issuance of PIPE shares to suppliers and partners
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions		10,389
Enterprise Management Initiative [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions		156
Issuance of Class Z shares to American
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	£ 16,739	£ 16,739